CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Income_(Loss), net (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Other Income/ (Loss), net
Foreign exchange gains/ (losses)	$ (31.0)	₽ (1,784.0)	₽ (3,834.0)	₽ 1,903.0
Gain from sale of equity securities	0.6	33.0	157.0
Gain (loss) from repurchases of convertible debt	(0.1)	(6.0)	53.0	310.0
Other	5.1	291.0	229.0	46.0
Total other income/(loss), net	$ (25.4)	(1,466.0)	(3,395.0)	2,259.0
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income
Other Income/ (Loss), net
Total other income/(loss), net		₽ 0.0	₽ 103.0	₽ 0.0